Intangible Assets	12 Months Ended
Dec. 31, 2020
Intangible assets other than goodwill [abstract]
Intangible Assets	Intangible Assets

	Client Relationships	Contract Backlog	Software	Other	Total
	$	$	$	$	$
Cost
December 31, 2018	307.3	8.5	75.2	15.0	406.0
Impact of IFRS 16	—	—	—	(10.2)	(10.2)
January 1, 2019	307.3	8.5	75.2	4.8	395.8
Additions	—	—	12.0	—	12.0
Additions arising on acquisitions	29.5	10.3	1.3	0.3	41.4
Removal of fully amortized assets	—	(4.7)	(23.7)	(1.0)	(29.4)
Impact of foreign exchange	(11.5)	(0.4)	0.2	(1.8)	(13.5)
December 31, 2019	325.3	13.7	65.0	2.3	406.3
Additions	—	—	3.4	—	3.4
Additions arising on acquisitions	9.8	2.7	—	0.2	12.7
Removal of fully amortized assets	(9.7)	(14.3)	(27.4)	(0.5)	(51.9)
Impact of foreign exchange	(0.4)	0.5	(1.7)	—	(1.6)
December 31, 2020	325.0	2.6	39.3	2.0	368.9
Accumulated amortization
December 31, 2018	116.2	3.6	32.7	5.8	158.3
Impact of IFRS 16	—	—	—	(4.5)	(4.5)
January 1, 2019	116.2	3.6	32.7	1.3	153.8
Amortization	31.1	10.0	25.0	0.8	66.9
Removal of fully amortized assets	—	(4.7)	(23.7)	(1.0)	(29.4)
Impact of foreign exchange	(4.4)	(0.1)	0.5	(0.6)	(4.6)
December 31, 2019	142.9	8.8	34.5	0.5	186.7
Amortization	31.6	5.0	16.6	—	53.2
Removal of fully amortized assets	(9.7)	(14.3)	(27.4)	(0.5)	(51.9)
Impact of foreign exchange	(1.6)	0.5	—	—	(1.1)
December 31, 2020	163.2	—	23.7	—	186.9
Net book value
December 31, 2019	182.4	4.9	30.5	1.8	219.6
December 31, 2020	161.8	2.6	15.6	2.0	182.0

During 2020, the Company concluded that there were no indicators of impairment related to intangible assets.
The net book value of software acquired through software financing obligations is $5.5 (2019 - $16.7). In 2020, software additions through software financing obligations were $0.4 (2019 - $8.4) and have been excluded from the consolidated statement of cash flows (note 33).